Gator Capital Long/Short Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS — LONG — 91.62% Shares Fair Value
Banks — 31.01%
Alerus Financial Corp. 15,100 $ 371,762
Axos Financial, Inc.
(a)
27,000 2,672,730
Bridgewater Bancshares, Inc.
(a)
13,107 251,785
Business First Bancshares, Inc. 10,408 293,193
Capital Bancorp, Inc. 19,915 611,789
Chain Bridge Bancorp, Inc.
(a)
24,900 877,476
Commercial Bancgroup, Inc.
(a)
29,200 769,128
ConnectOne Bancorp, Inc. 66,360 1,766,503
Customers Bancorp, Inc.
(a)
33,000 2,607,660
Dime Community Bancshares, Inc. 22,000 748,440
First Business Financial Services, Inc. 7,500 429,900
First Citizens BancShares, Inc., Class A 350 724,350
First Financial Bancorp
(a)
53,000 1,523,220
First Internet Bancorp 15,200 331,208
Homestreet, Inc.
(a)
59,000 884,410
Meta Financial Group, Inc. 8,369 755,637
OFG Bancorp 48,283 1,945,805
Old Second Bancorp, Inc. 43,900 870,976
OP Bancorp 30,958 432,793
TFS Financial Corp. 100,000 1,407,500
UMB Financial Corp. 20,000 2,542,800
Unity Bancorp, Inc. 5,051 272,552
WesBanco, Inc. 23,000 811,670
Western Alliance Bancorp 24,400 2,175,260
26,078,547
Commercial Finance — 0.92%
PROG Holdings, Inc. 23,800 772,072
Computer Hardware & Storage — 1.01%
Dell Technologies, Inc., Class C 4,000 457,760
Hewlett Packard Enterprise Co. 18,000 387,360
845,120
Consumer Finance — 4.10%
Navient Corp. 70,000 686,700
SLM Corp. 68,000 1,846,200
Synchrony Financial 12,600 915,138
3,448,038
Data & Transaction Processors — 8.76%
Block, Inc.
(a)
13,200 797,676
Fiserv, Inc.
(a)
34,000 2,166,820
Global Payments, Inc. 31,400 2,252,636
Visa, Inc., Class A 1,900 611,477
WEX, Inc.
(a)
10,000 1,539,000
7,367,609
Diversified Banks — 8.35%
Barclays PLC - ADR 63,000 1,685,250
BNP Paribas S.A. - ADR
(a)
45,500 2,441,985

Gator Capital Long/Short Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
COMMON STOCKS — LONG — 91.62% - continued Shares Fair Value
Diversified Banks — 8.35% - continued
Societe Generale S.A. - ADR 165,000 $ 2,892,450
7,019,685
Institutional Brokerage — 3.63%
Interactive Brokers Group, Inc., Class A 40,800 3,055,104
Insurance Brokers & Services — 0.86%
Kingstone Companies, Inc. 47,000 726,150
Internet Media & Services — 1.70%
Meta Platforms, Inc., Class A 2,000 1,433,000
Investment Companies — 0.14%
BBX Capital, Inc.
(a)
32,321 113,447
Investment Management — 0.09%
WisdomTree Investments, Inc. 4,816 78,019
Life Insurance — 7.88%
Genworth Financial, Inc., Class A
(a)
160,000 1,334,400
Jackson Financial, Inc. 17,000 2,021,640
Primerica, Inc. 6,300 1,657,152
Voya Financial, Inc. 21,000 1,609,860
6,623,052
P& C Insurance — 0.63%
Hippo Holdings, Inc.
(a)
17,700 527,460
Private Equity — 2.74%
The Carlyle Group, Inc. 20,000 1,175,600
Victory Capital Holdings, Inc., Class A 16,000 1,128,480
2,304,080
Real Estate Services — 4.44%
Compass, Inc., Class A
(a)
298,047 3,731,548
Reinsurance — 1.57%
Fairfax Financial Holdings Ltd. 800 1,319,440
Specialty & Generic Pharmaceuticals — 0.40%
Viatris, Inc. 26,000 340,340
Thrifts & Mortgage Finance — 0.93%
Columbia Financial, Inc.
(a)
48,015 781,204
Wealth Management — 12.46%
Ameriprise Financial, Inc. 5,000 2,635,950
Raymond James Financial, Inc. 8,400 1,393,224
Robinhood Markets, Inc., Class A
(a)
14,700 1,462,356
Stifel Financial Corp. 12,000 1,479,600
UBS Group A.G. 46,000 2,168,900
Virtus Investment Partners, Inc. 8,200 1,338,650
10,478,680
Total Common Stocks — Long— (Cost $52,329,430) 77,042,595

Gator Capital Long/Short Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
PREFERRED STOCKS — LONG — 2.92% Shares Fair Value
Specialty Finance — 2.92%
AG Mortgage Investment Trust, Inc., Series C, 8.00% 33,208 $ 843,819
Chimera Investment Corp., Series B, 8.00% 14,391 339,340
Chimera Investment Corp., Series D, 8.00% 19,717 458,814
Federal National Mortgage Association, Series O, 7.00% 5,243 114,507
Federal National Mortgage Association, Series R, 7.63% 30,185 334,752
SLM Corp., Series B, 1.70% 4,834 358,441
Total Preferred Stocks — Long— (Cost $1,725,959) 2,449,673
MONEY MARKET FUNDS - 5.08%
First American Government Obligations Fund - Class X, 3.61%
(b)
4,271,434 4,271,434
Total Money Market Funds (Cost $4,271,434) 4,271,434
Total Investments — 99.62% (Cost $58,326,823) 83,763,702
Other Assets in Excess of Liabilities — 0.38% 323,029
NET ASSETS — 100.00% $ 84,086,731
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.
ADR - American Depositary Receipt

Gator Capital Long/Short Fund
Schedule of Securities Sold Short
January 31, 2026 (Unaudited)
COMMON STOCKS — SHORT — (21.76)% Shares Fair Value
Banks — (11.35)%
Bank of Hawaii Corp. (10,000) $ (747,800)
BankUnited, Inc. (7,500) (356,025)
Cadence Bank (7,700) (324,247)
Citigroup, Inc. (14,000) (1,619,940)
First Financial Bankshares , Inc. (17,250) (548,895)
First Horizon National Corp. (13,900) (340,411)
Merchants Bancorp (20,000) (829,200)
Midland States Bankcorp , Inc. (26,841) (613,317)
New York Community Bancorp, Inc. (26,700) (352,974)
Northwest Bancshares, Inc. (9,142) (117,749)
Renasant Corp. (17,800) (671,238)
Stock Yards Bancorp, Inc. (6,519) (441,271)
Texas Capital Bancshares, Inc.
(a)
(3,600) (364,212)
Toronto-Dominion Bank (The) (15,000) (1,402,350)
Wells Fargo & Co. (9,000) (814,410)
(9,544,039)
Commercial Vehicles — 0.00%
Nikola Corp.
(a)
(333) (2)
Diversified Banks — (2.36)%
Bank of America Corp. (16,000) (851,200)
U.S. Bancorp (20,300) (1,139,033)
(1,990,233)
Industrial Wholesale & Rental — (0.60)%
SiteOne Landscape Supply, Inc.
(a)
(3,500) (502,390)
Insurance Brokers — (0.66)%
Arthur J. Gallagher & Co. (2,220) (553,601)
Investment Companies — (0.06)%
TriplePoint Venture Growth BDC Corp. (8,500) (50,660)
Investment Management — (0.44)%
T. Rowe Price Group, Inc. (3,500) (369,880)
Mass Merchants — (0.43)%
Walmart, Inc. (3,000) (357,420)
Mortgage Finance — (1.86)%
AGNC Investment Corp. (76,800) (875,520)
Essent Group Ltd. (9,000) (566,280)
Federal National Mortgage Association
(a)
(15,600) (127,748)
(1,569,548)
Non-Alcoholic Beverages — (0.01)%
Oatly Group AB - ADR
(a)
(782) (9,001)
P&C Insurance — (2.25)%
American International Group, Inc. (12,000) (898,560)
NMI Holdings, Inc., Class A
(a)
(19,291) (746,948)
ProAssurance Corp. (10,235) (247,892)
(1,893,400)

Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
January 31, 2026 (Unaudited)
COMMON STOCKS — SHORT — (21.76)% - continued Shares Fair Value
Packaged Food — (0.00) %
Beyond Meat, Inc.
(a)
(1,600) $ (1,221)
Regional Banks — (1.74)%
KeyCorp (32,000) (688,640)
Truist Financial Corp. (15,000) (771,300)
(1,459,940)
Total Common Stocks - Short (Proceeds Received $16,520,363) (18,301,335)
EXCHANGE-TRADED FUNDS — SHORT — (8.03)%
Direxion Daily Financial Bear 3X Shares (1,170) (48,333)
Global X Nasdaq 100 Covered Call ETF (188,900) (3,360,531)
Global X S&P 500 Covered Call ETF (82,000) (3,340,680)
Total Exchange-Traded Funds - Short (Proceeds Received $6,779,821) (6,749,544)
TOTAL SECURITIES SOLD SHORT — (29.79)% (Proceeds Received
$23,300,184) (25,050,879)
(a) Non-income producing security.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund